FRANKLIN TEMPLETON INVESTMENTS

ONE FRANKLIN PARKWAY

SAN MATEO, CA  94403-1906

August 26, 2010

Filed Via EDGAR (CIK #0000936373

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

      RE:  Franklin Templeton Money Fund Trust ("Registrant")

           File Nos. 033-88924 and 811-08962

Ladies/Gentlemen:

On behalf of the above-referenced Registrant, submitted herewith under the EDGAR system, please find Post-Effective Amendment No. 31 to the Registrant's

Registration Statement on Form N-1A (the "Amendment"), which is being filed under the Securities Act of 1933, as amended, and the Investment Company Act of

1940, as amended.

The filing has been made in order to bring the financial statements and other information up to date as required by the federal securities laws and to comply with the amendments to Form N-1A requiring a summary section at the front of the statutory prospectus.

Pursuant to Rule 485(a) under the 1933 Act, the Amendment will become effective on November 1, 2010.

Please direct any comments or questions regarding this filing to Kristin Ives,

Esq., at (215)564-8037.

Sincerely yours,

FRANKLIN TEMPLETON MONEY FUND TRUST

/s/ David P. Goss

David P. Goss

Vice President

DPG:rs

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